Summary of Significant Accounting Policies (Detail) € in Thousands, $ in Millions						1 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 06, 2024 EUR (€)	Jun. 06, 2024 USD ($)	Feb. 06, 2024	Jan. 01, 2024 EUR (€) store	Feb. 29, 2024	Jun. 30, 2021	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2023	Jun. 27, 2024 EUR (€)
Disclosure of information about consolidated structured entities [line items]
Payments for acquisition of non-controlling interests										€ 23,502	€ 0
Acquisition of non-controlling interests										€ (750)
Consorzio Re. Crea
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interests held by non-controlling interests										15.40%		15.50%
Ermenegildo Zegna Korea Co. Ltd
Disclosure of information about consolidated structured entities [line items]
Number of retail stores | store					15
Ezesa Argentina S.A.
Disclosure of information about consolidated structured entities [line items]
Percentage of interest sold				100.00%		100.00%
Ermenegildo Zegna Monaco
Disclosure of information about consolidated structured entities [line items]
Group's percentage interest									100.00%
Zegna Consitex Arabia For Trading LLC
Disclosure of information about consolidated structured entities [line items]
Group's percentage interest								70.00%
Thom Browne
Disclosure of information about consolidated structured entities [line items]
Group's percentage interest		92.00%	92.00%
Payments for acquisition of non-controlling interests		€ 22,752	$ 25
Acquisition of non-controlling interests		€ 3,697
Proportion of ownership interests held by non-controlling interests										8.00%
Thom Browne | Written put options
Disclosure of information about consolidated structured entities [line items]
Additional proportion of ownership interest in subsidiary acquired		2.00%	2.00%
Proportion of ownership interests held by non-controlling interests							10.00%			15.00%
Ermenegildo Zegna Korea Co. Ltd
Disclosure of information about consolidated structured entities [line items]
Percentage of voting interests acquired					100.00%
Cash consideration paid					€ 8,970
Cash consideration					€ 11,510
Ermenegildo Zegna Madrid S.A
Disclosure of information about consolidated structured entities [line items]
Percentage of voting interests acquired													30.00%
Group's percentage interest	100.00%
Cash consideration													€ 750